Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Share-based compensation	Share-based compensation
The Company has four components within its share-based compensation plan: stock options, DSUs, RSUs and shares issued pursuant to the ESPP.

Share-based compensation expense associated with each component is as follows for the year ended December 31:

	December 31,
	2024	2023
	$	$
Stock options	2,968	2,330
DSUs	1,009	987
RSUs	3,258	2,625
ESPP	95	107
	7,330	6,049

The following table presents share-based compensation expense by function for the year ended December 31:

	December 31,
	2024	2023
	$	$
Cost of revenue	334	212
General and administrative	4,671	3,423
Sales and marketing	1,514	1,461
Research and development	811	953
	7,330	6,049
Stock options

In 2016, the Company established a stock option plan (the “Legacy Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board of Directors has the authority to determine, among other things, the eligibility of individuals to participate in the Legacy Option Plan and the term, vesting periods and the exercise price of options granted to individuals under the Legacy Option Plan, subject to the provisions of the
Legacy Option Plan. Each share option is exercisable for one common share of the Company. No amounts were paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights.

In connection with the IPO on October 8, 2019, the Legacy Option Plan was amended such that no further awards can be made under the Legacy Option Plan. In connection with the IPO, the Company adopted an omnibus incentive plan (the “Omnibus Incentive Plan”) which allows the Board of Directors to grant long-term equity-based awards, including stock options, DSUs, RSUs and PSUs, to eligible participants. As determined by the Company’s Board of Directors, the Compensation Nominating and Governance Committee of the Company’s Board of Directors is the Plan Administrator (as defined in the Omnibus Incentive Plan) of the Omnibus Incentive Plan. The Plan Administrator determines, subject to full approval of the Board of Directors, which directors, officers, consultants and employees are eligible to receive awards under the Omnibus Incentive Plan, the time or times at which awards may be granted, the conditions under which awards may be granted or forfeited to the Company, the number of common shares to be covered by any award, the exercise price of any award, whether restrictions or limitations are to be imposed on the common shares issuable pursuant to grants of any award, and the nature of any such restrictions or limitations, any acceleration of exercisability or vesting, or waiver of termination regarding any award, based on such factors as the Plan Administrator may determine.

As of December 31, 2024, the number of common shares reserved for issuance under the Omnibus Incentive Plan is 2,845,420.
The changes in the number of stock options during the years ended December 31, 2024 and 2023 were as follows:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	825,091	28.37	1,349,001	13.60
Options granted	211,350	61.80	245,215	52.73
Options forfeited	(63,540)	62.98	(127,729)	44.25
Options exercised	(144,142)	28.99	(641,396)	3.46
Options expired	(1,117)	52.46	—	—

Options outstanding – December 31	827,642	34.11	825,091	28.37
Options exercisable – December 31	484,483	18.46	456,218	13.85
The weighted average fair value of share options granted during the years ended December 31, 2024 and 2023 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2024	2023
	C$	C$
Weighted average stock price valuation	$61.80	$52.73
Weighted average exercise price	$61.80	$52.73
Risk-free interest rate	3.54%	3.14%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	57%	64%
Weighted average fair value of options issued	$30.76	$28.44
The following table is a summary of the Company’s stock options outstanding as at December 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.73	0.0001 - 1.09	234,120
8.86 - 11.06	23,985	5.99	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.77	15.79 - 16.00	93,947
26.43 - 60.00	385,966	4.71	26.43 - 60.00	125,813
60.01 - 95.12	89,624	4.50	60.01 - 95.12	9,361
	827,642	3.89		484,483

The following table is a summary of the Company’s stock options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.73	0.0001 - 1.09	235,320
8.86 - 11.06	26,185	7.01	8.86 - 11.06	9,500
15.79 - 16.00	179,354	5.77	15.79 - 16.00	137,885
26.43 - 60.00	348,091	5.48	26.43 - 60.00	58,511
60.01 - 95.12	36,141	3.66	60.01 -95.12	15,002
	825,091	5.18		456,218
DSUs

The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2022	87,222
Granted (at $43.93 - $53.15 per unit)	28,354
DSUs – December 31, 2023	115,576
Granted (at C$51.95 - C$68.04 per unit)	27,019
DSUs - December 31, 2024	142,595

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2022	103,626
Granted (at C$43.55 - $69.71 per unit)	132,254
Released (at C$40.30 - $86.38 per unit)	(24,359)
Forfeited (at C$42.24 - $86.38 per unit)	(51,371)
RSUs – December 31, 2023	160,150
Granted (at C$50.39 - C$73.54 per unit)	105,175
Released (at C$40.30 - $86.38 per unit)	(65,997)
Forfeited (at C$40.94 - $86.38 per unit)	(27,684)
RSUs - December 31, 2024	171,644